Qualitative and Quantitative Information of Financial Risks - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency exchange loss	€ (9,921)	€ 859	€ (2,584)
Trade receivables	308,425	218,695
Trade receivables not overdue	246,911
Trade receivables overdue	61,514
Allowance for doubtful accounts	6,656	5,961
Overdue Within 90 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables overdue	44,753
Overdue Between 90 and 180 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables overdue	7,856
Overdue Between 181 and 365 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables overdue	6,281
Overdue Beyond 365 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables overdue	2,624
Interest Rate Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount	378,316	€ 199,728
Variable Rate Loans	242,300
Interest Rate Risk | IRS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal Amount	€ 151,900